Annual Operating Expenses {- Fidelity Freedom® 2035 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-15 - Fidelity Freedom® 2035 Fund - Fidelity Freedom 2035 Fund - Retail Class	Jul. 13, 2021
Operating Expenses:
Management fee	0.71%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.72%	[1]

[1]	(a)Adjusted to reflect current fees.
[2]	(b)For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.